Note 15 - Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31, 2015	January 31, 2014	January 31, 2013
Cost of revenues	45	54	56
Sales and marketing	70	538	412
Research and development	2	12	44
General and administrative	1,426	1,138	766
Other charges	-	781	-
Effect on net income	1,543	2,523	1,278

For the year ended January 31, 2014 other charges includes stock-based compensation expense of $0.3 million related to a modification of certain PSU grants. Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.1 million ($0.2 million at January 31, 2014) recognized in the United States. For the year ended January 31, 2015, we realized a tax benefit of $0.1 million in connection with stock options exercised ($0.2 million in 2014, less than $0.1 million in 2013).

Stock Options

During 2013, we amended our stock option plan agreements to allow for stock options to be surrendered to the Company upon the exercise of tandem stock appreciate rights and settled for cash and/or shares at the option of the Company. The Company does not have an obligation to settle outstanding stock options on a cash basis. The cash settlement value is determined using the closing share price for the day preceding the elected settlement date less the exercise price and applicable employee withholding taxes. For the year ended January 31, 2015, the Company settled 175,000 options, respectively, for $0.4 million in cash related to payment of applicable employee withholding taxes and $0.3 million of common shares issued from treasury. For the year ended January 31, 2014, 300,000 options were settled for $1.4 million in cash and $0.1 million of common shares were issued from treasury. For the year ended January 31, 2013, 340,840 options were settled for $1.5 million in cash and $0.5 million of common shares were issued from treasury.

As of January 31, 2015, we had 778,264 stock options granted and outstanding under our shareholder-approved stock option plan and 217,264 remained available for grant. In addition, we had 175,000 stock options outstanding not approved by shareholders.

As of January 31, 2015, $0.7 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 1.9 years. The total fair value of stock options vested during 2015 was $0.1 million.

The total number of options granted during 2015, 2014 and 2013 was 215,000, nil and 40,000, respectively.

The weighted-average fair value of options and weighted-average assumptions were as follows:

Year Ended	January 31, 2015	January 31, 2014	January 31, 2013
Expected dividend yield (%)	-	N/A	-
Expected volatility (%)	25.4	N/A	33.2
Risk-free rate (%)	1.5	N/A	1.2
Expected option life (years)	5	N/A	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	1,139,853	$4.39
Granted	215,000	$13.77
Exercised	(220,138)	$3.49
Net Settled for Shares	(175,000)	$4.53
Forfeited	(6,451)	$5.72
Balance at January 31, 2015	953,264	$6.33	2.5	10.6

Vested or expected to vest at January 31, 2015	913,514	$6.23	2.4	10.2

Exercisable at January 31, 2015	654,410	$3.87	1.1	8.9

The weighted average grant-date fair value of options granted during 2015, 2014 and 2013 was $3.47, nil and $2.73 per option, respectively. The total intrinsic value of options exercised during 2015, 2014 and 2013 was approximately $2.4 million, $9.4 million and $0.7 million, respectively. The total intrinsic value of options settled during 2015, 2014 and 2013 was approximately $1.6 million, $1.5 million and $2.0 million, respectively.

Options outstanding and options exercisable as at January 31, 2015 by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$3.02 – $3.46	$3.03	461,875	0.4	$303	461,875
$5.67 – $5.82	$5.69	228,889	2.7	$5.68	170,535
$6.44 – $8.03	$7.78	47,500	4.2	$7.60	22,000
$13.60 – $13.79	$13.77	215,000	6.4	-	-
	$6.33	953,264	2.5	$3.87	654,410

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2015 is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2014	164,145	$2.21
Granted	40,000	$3.43
Vested	(73,840)	$1.97
Forfeited	(6,451)	$1.96
Balance at January 31, 2015	123,854	$2.56

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	211,428	$11.69
Granted	51,752	$16.67
Exercised	(83,984)	$10.88
Forfeited	(4,938)	$10.93
Balance at January 31, 2015	174,258	$12.61	7.9	3.0

Vested or expected to vest at January 31, 2015	174,258	$12.61	7.9	3.0

Exercisable at January 31, 2015	69,980	$10.86	7.0	1.2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2015) that would have been received by PSU holders if all PSUs had been vested on January 31, 2015.

As of January 31, 2015, $0.8 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.5 years. The total fair value of PSUs vested during 2015 was $0.9 million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2014	214,076	$8.96
Granted	51,752	$13.79
Exercised	(85,298)	$8.36
Forfeited	(4,938)	$8.59
Balance at January 31, 2015	175,592	$9.94	7.9	3.1

Vested or expected to vest at January 31, 2015	175,592	$9.94	7.9	3.1

Exercisable at January 31, 2015	123,581	$9.04	7.6	2.2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2015) that would have been received by RSU holders if all RSUs had been vested on January 31, 2015.

As of January 31, 2015, $0.6 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2015 was $0.6 million.

Deferred Share Unit Plan

As at January 31, 2015, the total number of DSUs held by participating directors was 209,727 (145,303 at January 31, 2014), representing an aggregate accrued liability of $3.2 million ($2.1 million at January 31, 2014). A total of 64,424 DSUs were granted to directors during 2015. As at January 31, 2015, the unrecognized aggregate liability for unvested DSUs was nil (nil at January 31, 2014). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $1.5 million, $1.1 million and $0.1 million for 2015, 2014 and 2013, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2014	152,794
Granted	68,439
Vested and settled in cash	(106,910)
Forfeited	(467)
Balance at January 31, 2015	113,856	1.5

Vested at January 31, 2015	660	-

Unvested at January 31, 2015	113,196	1.5

We have recognized the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $1.0 million at January 31, 2015 ($1.2 million at January 31, 2014). As at January 31, 2015, the unrecognized aggregate liability for the non-vested CRSUs was $0.7 million ($1.0 million at January 31, 2014). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.6 million, $1.2 million and $1.3 million for 2015, 2014 and 2013, respectively.